Taxes (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($)
Taxes (Details) [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax due	5 years	5 years
Income tax rate	12.50%	12.50%
Income tax saving amount	¥ 10,314,162	$ 1,480,941	¥ 18,153,904	¥ 14,543,996
Diluted | (per share)	¥ (2.08)	$ (0.3)	¥ (1.41)	¥ (1.17)
Net operating loss carry forwards	¥ 232,799,805				$ 33,426,156
VAT Percentage	6.00%	6.00%
Hong Kong [Member]
Taxes (Details) [Line Items]
Statutory income tax rate	16.50%	16.50%
Singapore [Member]
Taxes (Details) [Line Items]
Exemption from taxable income, description	The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 (approximately RMB 49,000) taxable income and 50% of the next SGD 190,000 (approximately RMB 937,000) taxable income are exempted from income tax.	The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 (approximately RMB 49,000) taxable income and 50% of the next SGD 190,000 (approximately RMB 937,000) taxable income are exempted from income tax.
GST rate	7.00%	7.00%
Guangdong Provence [Member]
Taxes (Details) [Line Items]
Income tax reduced rate	15.00%	15.00%
Hainan Provence [Member]
Taxes (Details) [Line Items]
Income tax reduced rate	15.00%	15.00%
PRC [Member]
Taxes (Details) [Line Items]
Basic | (per share)	¥ 0.06	$ 0.01	0.14	0.11
Diluted | (per share)	¥ 0.06	$ 0.001	¥ 0.14	¥ 0.11
China [Member]
Taxes (Details) [Line Items]
VAT Percentage	13.00%	13.00%
Enterprise Income Tax [Member]
Taxes (Details) [Line Items]
Enterprise income tax rate	25.00%	25.00%
High and New Technology Enterprises [Member]
Taxes (Details) [Line Items]
Enterprise income tax rate	15.00%	15.00%